Note 14 - Stock-based Compensation - Stock Compensation Activity (Details) - USD ($)	12 Months Ended		24 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022
Outstanding (in shares)	124,495
Outstanding, weighted average exercise price (in dollars per share)	$ 58.00
Outstanding, weighted average remaining contractual term (Year)		1 year 9 months 29 days	1 year 5 months 15 days
Outstanding, aggregate intrinsic value	$ 16,900	$ 140,151	$ 16,900
Awarded (in shares)	6,625
Awarded, weighted average exercise price (in dollars per share)	$ 6.00
Forfeited/Cancelled (in shares)	(32,494)
Forfeited/Cancelled, weighted average exercise price (in dollars per share)	$ 70.00
Outstanding (in shares)	98,626	124,495	98,626
Outstanding, weighted average exercise price (in dollars per share)	$ 52.00	$ 58.00	$ 52.00
Vested (in shares)	82,522
Vested, weighted average exercise price (in dollars per share)	$ 58.00
Vested, weighted average remaining contractual term (Year)	1 year 6 months 7 days
Vested and expected to vest (in shares)	98,626		98,626
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 52.00		$ 52.00
Vested and expected to vest, weighted average remaining contractual term (Year)	1 year 5 months 15 days
Vested and expected to vest, aggregate intrinsic value	$ 16,900		$ 16,900